Property and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment
Property and equipment by asset
category
is as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Land and premises	Rs.	25,501.3	Rs.	64,357.6	US$	772.2
Software and systems		56,092.8		73,561.3		882.7
Equipment and furniture		132,553.5		172,031.8		2,064.2

Property and equipment, at cost		214,147.6		309,950.7		3,719.1
Less: Accumulated depreciation		126,577.9		162,920.3		1,954.9

Property and equipment, net	Rs.	87,569.7	Rs.	147,030.4	US$	1,764.2